Provisions - Schedule of actuarial assumptions used to calculate defined benefit obligations, United Kingdom (Details) - United Kingdom	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Annual discount rate	4.63%	4.88%	1.90%
Cumulative annual CPI growth	3.02%	3.11%	3.37%
Annual salary increase rate	1.00%	1.00%	1.00%
Annual social security pension increase rate	2.96%	2.98%	3.21%